                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment |_|;   Amendment Number: __

     This Amendment (Check only one.) |_| is a restatement.
                                      |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Financial Management Advisors, LLC
Address: 1900 Avenue of the Stars
         Suite 900
         Los Angeles, CA 90067

Form 13F File Number: 028-03819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles Larson
Title:  SVP, CFO, COO
Phone:  310-229-2947

Signature, Place, and Date of Signing:

Charles Larson                         Los Angeles, CA           1-30-07
------------------------------------   ----------------------    ---------------
            [Signature]                     [City, State]             [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:         108

Form 13F Information Table Value Total:     104,710
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name

                           FORM 13F INFORMATION TABLE

                                                                                                           VOTING AUTHORITY
                                                          VALUE    SHARES/   SH/ PUT/ INVSTMT   OTHER  -----------------------
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT   PRN CALL DSCRETN MANAGERS     SOLE    SHARED NONE
------------------------------ -------------- --------- -------- ----------- --- ---- ------- -------- ----------- ------ ----
ACTIVISION INC                 COM            004930202      302   21998.000 SH       SOLE               21998.000
ADOBE SYSTEMS INC              COM            00724F101     1699   45970.000 SH       SOLE               45970.000
ALCON INC                      COM            CH0013826     1142    8810.000 SH       SOLE                8810.000
ALTRIA GROUP INC               COM            02209S103      224    3000.000 SH       SOLE                3000.000
AMGEN INC                      COM            031162100     1299   16470.000 SH       SOLE               16470.000
ARCHSTONE-SMITH TRUST          COM            039583109      201    4800.000 SH       SOLE                4800.000
ARTHUR J GALLAGHER & CO        COM            363576109      216    7000.000 SH       SOLE                7000.000
ASSURANT INC                   COM            04621X108     1181   27160.000 SH       SOLE               27160.000
BANK OF AMERICA CORP           COM            060505104     1479   32050.000 SH       SOLE               32050.000
BAYOU STEEL CORP               COM            073051203     2792   83333.000 SH       SOLE               83333.000
BELLSOUTH CORP                 COM            079860102      217    8000.000 SH       SOLE                8000.000
BILLY MARTIN'S USA INC         COM            090192402        1 1000000.000 SH       SOLE             1000000.000
BOSTON PIZZA ROYALTIES-UNITS   COM            101084101      237   15000.000 SH       SOLE               15000.000
BP PLC-SPONS ADR               COM            055622104      233    3628.000 SH       SOLE                3628.000
BP PRUDHOE BAY ROYALTY TRUST   COM            055630107      266    4000.000 SH       SOLE                4000.000
BUNGE LIMITED                  COM            BMG169621     1355   23930.000 SH       SOLE               23930.000
CARNIVAL CORP                  COM            143658300     1323   24740.000 SH       SOLE               24740.000
CENTERPOINT PROPERTIES TRUST   COM            151895109      223    4500.000 SH       SOLE                4500.000
CHARTERMAC                     COM            160908109      203    9600.000 SH       SOLE                9600.000
CHEMED CORP                    COM            16359R103     1302   26200.000 SH       SOLE               26200.000
CHEROKEE INC                   COM            16444H102      206    6000.000 SH       SOLE                6000.000
COGENT INC                     COM            19239Y108      798   35190.000 SH       SOLE               35190.000
COMPASS MINERALS INTERNATION   COM            20451N101      221    9000.000 SH       SOLE                9000.000
CONOCOPHILLIPS                 COM            20825C104     1190   20446.000 SH       SOLE               20446.000
CORNING INC                    COM            219350105      711   36165.000 SH       SOLE               36165.000
CROSS TIMBERS ROYALTY TRUST    COM            22757R109      264    5400.000 SH       SOLE                5400.000


DEVELOPERS DIVERSIFIED RLTY    COM            251591103      212    4500.000 SH       SOLE                4500.000
ENERPLUS RESOURCES FUND        COM            29274D604      290    6050.000 SH       SOLE                6050.000
ENTERTAINMENT PROPERTIES TR    COM            29380T105      204    5000.000 SH       SOLE                5000.000
ESSEX PROPERTY TRUST INC       COM            297178105      203    2200.000 SH       SOLE                2200.000
EXELON CORP                    COM            30161N101      213    4000.000 SH       SOLE                4000.000
EXXON MOBIL CORP               COM            30231G102     1041   18527.000 SH       SOLE               18527.000
FORTUNE BRANDS INC             COM            349631101      268    3430.000 SH       SOLE                3430.000
GAMESTOP CORP-CL A             COM            36467W109      737   23150.000 SH       SOLE               23150.000
GENERAL ELECTRIC CO            COM            369604103      242    6900.000 SH       SOLE                6900.000
GENERAL GROWTH PROPERTIES      COM            370021107      221    4700.000 SH       SOLE                4700.000
GLAXOSMITHKLINE PLC-ADR        COM            37733W105      202    4000.000 SH       SOLE                4000.000
GRUPO TELEVISA SA-SPONS ADR    COM            40049J206      336    4170.000 SH       SOLE                4170.000
HALLIBURTON CO                 COM            406216101     1139   18390.000 SH       SOLE               18390.000
HEALTH CARE PPTYS INVEST INC   COM            421915109      212    8300.000 SH       SOLE                8300.000
HUGOTON ROYALTY TRUST          COM            444717102      273    7200.000 SH       SOLE                7200.000
ILLINOIS TOOL WORKS            COM            452308109     1008   11460.000 SH       SOLE               11460.000
IMPERIA ENTERTAINMENT INC      COM            45256N105        1   20000.000 SH       SOLE               20000.000
INNOVO GROUP INC               COM            457954600       15   15000.000 SH       SOLE               15000.000
INTUIT INC                     COM            461202103     1535   28790.000 SH       SOLE               28790.000
ISHARES MSCI EAFE INDEX FUND   COM            464287465     2828   47580.000 SH       SOLE               47580.000
ISHARES MSCI EMERGING MKT IN   COM            464287234     1557   17640.000 SH       SOLE               17640.000
J.C. PENNEY CO INC             COM            708160106      637   11450.000 SH       SOLE               11450.000
JM SMUCKER CO/THE-NEW COMMON   COM            832696405     1177   26750.000 SH       SOLE               26750.000
JOHNSON & JOHNSON              COM            478160104     1157   19250.000 SH       SOLE               19250.000
KIMCO REALTY CORP              COM            49446R109      212    6600.000 SH       SOLE                6600.000
KINDER MORGAN ENERGY PRTNRS    COM            494550106      296    6200.000 SH       SOLE                6200.000
KKR FINANCIAL CORP             COM            482476306      204    8500.000 SH       SOLE                8500.000
L-3 COMMUNICATIONS HOLDINGS    COM            502424104     1276   17160.000 SH       SOLE               17160.000
LASALLE HOTEL PROPERTIES       COM            517942108      206    5600.000 SH       SOLE                5600.000
MERCK & CO. INC.               COM            589331107      200    6300.000 SH       SOLE                6300.000
MICRON TECHNOLOGY INC          COM            595112103      419   31460.000 SH       SOLE               31460.000
MONSANTO CO                    COM            61166W101     1202   15500.000 SH       SOLE               15500.000


MORGAN STANLEY DEAN WITTER     COM            617446448     1201   21165.000 SH       SOLE               21165.000
NEWS CORP-CL A                 COM            65248E104     1074   69060.000 SH       SOLE               69060.000
NOKIA CORP-SPON ADR            COM            654902204     1326   72470.000 SH       SOLE               72470.000
P G & E CORP                   COM            69331C108      974   26240.000 SH       SOLE               26240.000
PAN PACIFIC RETAIL PPTYS INC   COM            69806L104      201    3000.000 SH       SOLE                3000.000
PEABODY ENERGY CORP            COM            704549104     1192   14460.000 SH       SOLE               14460.000
PENGROWTH ENERGY TRUST         COM            706902509      273   11600.000 SH       SOLE               11600.000
PEPSICO INC                    COM            713448108     1386   23465.000 SH       SOLE               23465.000
PERMIAN BASIN ROYALTY TRUST    COM            714236106      246   15800.000 SH       SOLE               15800.000
POPULAR INC                    COM            733174106      988   46720.000 SH       SOLE               46720.000
PRUDENTIAL FINANCIAL INC       COM            744320102     1664   22740.000 SH       SOLE               22740.000
QUESTAR CORP                   COM            748356102      349    4610.000 SH       SOLE                4610.000
RAYONIER INC                   COM            754907103      219    5500.000 SH       SOLE                5500.000
ROCKWELL AUTOMATION INC        COM            773903109      309    5220.000 SH       SOLE                5220.000
RR DONNELLEY & SONS CO         COM            257867101     1383   40420.000 SH       SOLE               40420.000
SABINE ROYALTY TRUST           COM            785688102      260    5700.000 SH       SOLE                5700.000
SAN JUAN BASIN ROYALTY TR      COM            798241105      261    6000.000 SH       SOLE                6000.000
SANOFI-AVENTIS-ADR             COM            80105N105      791   18020.000 SH       SOLE               18020.000
SATYAM COMPUTER SERVICES-ADR   COM            804098101     1103   30145.000 SH       SOLE               30145.000
SCANA CORP                     COM            80589M102      205    5200.000 SH       SOLE                5200.000
SIEMENS AG-SPONS ADR           COM            826197501     1479   17280.000 SH       SOLE               17280.000
SIMON PROPERTY GROUP INC       COM            828806109      207    2700.000 SH       SOLE                2700.000
SL GREEN REALTY CORP           COM            78440X101      222    2900.000 SH       SOLE                2900.000
SUNCOR ENERGY INC              COM            867229106      429    6790.000 SH       SOLE                6790.000
SUNOCO INC                     COM            86764P109      456    5820.000 SH       SOLE                5820.000
TARRANT APPAREL GROUP          COM            876289109       32   30000.000 SH       SOLE               30000.000
TELEFONOS DE MEXICO-SP ADR L   COM            879403780     1688   68410.000 SH       SOLE               68410.000
TEVA PHARMACEUTICAL-SP ADR     COM            881624209     1562   36320.000 SH       SOLE               36320.000
TEXAS INSTRUMENTS INC          COM            882508104      649   20240.000 SH       SOLE               20240.000
THORNBURG MORTGAGE INC         COM            885218107      204    7800.000 SH       SOLE                7800.000
TRANSOCEAN INC                 COM            KYG900781      404    5795.000 SH       SOLE                5795.000


UNILEVER N V -NY SHARES        COM            904784709      220    3200.000 SH       SOLE                3200.000
UNITED TECHNOLOGIES CORP       COM            913017109     1440   25760.000 SH       SOLE               25760.000
UNITEDHEALTH GROUP INC         COM            91324p102      572    9200.000 SH       SOLE                9200.000
VENTAS INC                     COM            92276F100      208    6500.000 SH       SOLE                6500.000
VORNADO REALTY TRUST           COM            929042109     1242   14880.000 SH       SOLE               14880.000
WASHINGTON MUTUAL INC          COM            939322103      235    5400.000 SH       SOLE                5400.000
WELLPOINT INC                  COM            94973V107     1245   15600.000 SH       SOLE               15600.000
WELLS FARGO & COMPANY          COM            949746101      449    7140.000 SH       SOLE                7140.000
WET SEAL INC/THE-CLASS A       COM            961840105       44   10000.000 SH       SOLE               10000.000
WRIGLEY WM JR CO               COM            982526105     1224   18410.000 SH       SOLE               18410.000
XCEL ENERGY INC                COM            98389B100      212   11500.000 SH       SOLE               11500.000
YUKOS-SPONSORED ADR            COM            98849W108      178   22200.000 SH       SOLE               22200.000
FMA EQUITY GROWTH LP                                       22187  20802.1185 SH       SOLE              20802.1185
FMA INCOME EQUITY FUND LP                                  12857  12113.7095 SH       SOLE              12113.7095
CAPT'L SERV NT DTD 3/17/99 DUE                oa1115           0  100000.000 SH       SOLE              100000.000
CAPT'L SERV NT DTD 3/21/97 DUE                oa1114           0  100000.000 SH       SOLE              100000.000
CAPT'L SERV NT DTD 4/15/96 DUE                oa1071           0  100000.000 SH       SOLE              100000.000
COSMETIC LASER EYE CENTER                     221990104      417  208333.330 SH       SOLE              208333.330
EQUITY LIFESTYLE PROPERTIES                   29472R108      240    5395.000 SH       SOLE                5395.000